Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,736,000
Previously Paid Amount	0.00
Total Fee Amount	499.03
Total Offset Amount	0.00
Net Fee	499.03
Narrative - Max Aggregate Offering Price	$ 5,736,000
Final Prospectus	true